Document and Entity Information	Apr. 21, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2022
Entity Registrant Name	TPCO Holding Corp.
Entity Incorporation, State or Country Code	A1
Entity File Number	0-56348
Entity Tax Identification Number	98-1566338
Entity Address, Address Line One	1550 Leigh Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	669
Local Phone Number	279-5390
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001876945